MINING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Summary of the cost, accumulated depreciation and net book value of plant and equipment, mining properties and construction in progress
The following table shows the breakdown of the cost, accumulated depreciation and net book value of plant and equipment, mining properties and construction in progress:

	Plant and equipment	Mining properties	Construction in progress	Total
Cost
As of December 31, 2017	479,214	798,433	126,923	1,404,570
Additions	95	677	45,485	46,257
Transfers	16,516	127,902	(144,418)	—
Capitalized interest	—	—	579	579
Change in rehabilitation provision estimate	—	3,218	—	3,218
Disposals and other	(17,065)	—	—	(17,065)
Balance at December 31, 2018	$478,760	$930,230	$28,569	$1,437,559
Additions	2,869	288	72,615	75,772
Transfers	11,586	71,337	(82,923)	—
Change in rehabilitation provision estimate	—	4,830	—	4,830
Disposals and other	(621)	—	—	(621)
Balance at December 31, 2019	$492,594	$1,006,685	$18,261	$1,517,540

Accumulated depreciation
As of December 31, 2017	437,292	713,220	—	1,150,512
Depreciation and amortization	12,349	20,900	—	33,249
Disposals and other	(16,842)	—	—	(16,842)
Balance at December 31, 2018	$432,799	$734,120	$—	$1,166,919
Depreciation and amortization	10,582	19,044	—	29,626
Disposals and other	(456)	—	—	(456)
Impairment charges (see Note 19)	7,338	49,424	—	56,762
Balance at December 31, 2019	$450,263	$802,588	$—	$1,252,851

Carrying amount
Balance at December 31, 2018	$45,961	$196,110	$28,569	$270,640
Balance at December 31, 2019	$42,331	$204,097	$18,261	$264,689